Segment reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment reporting
Segment reporting
The determination of the Company’s business segments is based on the manner in which management monitors the performance of its operations. The Company reports two operating segments - Property and Casualty Reinsurance and Catastrophe Risk Management. The Company has also identified a corporate function that includes net investment income on capital and certain general and administrative expenses related to corporate activities.
Effective January 1, 2014, the Company modified the presentation of its operating segments to allocate net investment income from float to the property and casualty reinsurance segment. The property and casualty reinsurance operations generate excess cash flows, or float, which the Company tracks in managing the business. The Company considers net investment income on float in evaluating the overall contribution of the property and casualty reinsurance segment. Prior period segment results have been adjusted to conform to this presentation.
The following is a summary of the Company’s operating segments results for the three and nine months ended September 30, 2014 and 2013:

	Three months ended September 30, 2014
	Property and Casualty Reinsurance (6)	Catastrophe Risk Management	Corporate	Total
Revenues	($ in thousands)
Gross premiums written	$124,931	$1,472	$—	$126,403
Gross premiums ceded	(150)	—	—	(150)
Net premiums written	124,781	1,472	—	126,253
Change in net unearned premium reserves	(23,294)	5,989	—	(17,305)
Net premiums earned	101,487	7,461	—	108,948
Expenses
Loss and loss adjustment expenses incurred, net	60,121	(6)	—	60,115
Acquisition costs, net	37,571	746	—	38,317
General and administrative expenses	5,556	648	3,920	10,124
Total expenses	103,248	1,388	3,920	108,556
Net underwriting loss	(1,761)	n/a	n/a	n/a
Net investment income (loss)	(137)	881	808	1,552
Other expenses	(2,982)	—	—	(2,982)
Income tax expense	—	—	(1,542)	(1,542)
Segment income (loss) including non-controlling interests	(4,880)	6,954	(4,654)	(2,580)
Segment income attributable to non-controlling interests	—	(3,325)	(92)	(3,417)
Segment income (loss)	$(4,880)	$3,629	$(4,746)	$(5,997)

Property and Casualty Reinsurance - Underwriting Ratios:
Loss ratio (1)	59.2%
Acquisition cost ratio (2)	37.0%
Composite ratio (3)	96.2%
General and administrative expense ratio (4)	5.5%
Combined ratio (5)	101.7%

(1)	Loss ratio is calculated by dividing loss and loss adjustment expenses incurred, net by net premiums earned.

(2)	Acquisition cost ratio is calculated by dividing acquisition costs, net by net premiums earned.

(3)	Composite ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net and acquisition costs, net by net premiums earned.

(4)	General and administrative expense ratio is calculated by dividing general and administrative expenses related to underwriting activities by net premiums earned.

(5)
Combined ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net, acquisition costs, net and general and administrative expenses related to underwriting activities by net premiums earned.

(6)
Effective January 1, 2014, the Company modified the presentation of its operating segments to allocate net investment income from float to the Property and Casualty Reinsurance segment. Prior period segment results have been adjusted to conform to this presentation.

	Three Months Ended September 30, 2013
	Property and Casualty Reinsurance (6)	Catastrophe Risk Management	Corporate	Total
Revenues	($ in thousands)
Gross premiums written	$43,714	$1,711	$—	$45,425
Gross premiums ceded	—	—	—	—
Net premiums written	43,714	1,711	—	45,425
Change in net unearned premium reserves	18,051	2,853	—	20,904
Net premiums earned	61,765	4,564	—	66,329
Expenses
Loss and loss adjustment expenses incurred, net	39,349	—	—	39,349
Acquisition costs, net	20,541	576	—	21,117
General and administrative expenses	6,739	949	2,158	9,846
Total expenses	66,629	1,525	2,158	70,312
Net underwriting loss	(4,864)	n/a	n/a	n/a
Net investment income	7,072	2,089	45,456	54,617
Other expenses	(1,246)	—	—	(1,246)
Segment income including non-controlling interests	962	5,128	43,298	49,388
Segment income attributable to non-controlling interests	—	(2,432)	(386)	(2,818)
Segment income	$962	$2,696	$42,912	$46,570

Property and Casualty Reinsurance - Underwriting Ratios:
Loss ratio (1)	63.7%
Acquisition cost ratio (2)	33.3%
Composite ratio (3)	97.0%
General and administrative expense ratio (4)	10.9%
Combined ratio (5)	107.9%

(1)	Loss ratio is calculated by dividing loss and loss adjustment expenses incurred, net by net premiums earned.

(2)	Acquisition cost ratio is calculated by dividing acquisition costs, net by net premiums earned.

(3)	Composite ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net and acquisition costs, net by net premiums earned.

(4)	General and administrative expense ratio is calculated by dividing general and administrative expenses related to underwriting activities by net premiums earned.

(5)
Combined ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net, acquisition costs, net and general and administrative expenses related to underwriting activities by net premiums earned.

(6)
Effective January 1, 2014, the Company modified the presentation of its operating segments to allocate net investment income from float to the Property and Casualty Reinsurance segment. Prior period segment results have been adjusted to conform to this presentation.

	Nine months ended September 30, 2014
	Property and Casualty Reinsurance (6)	Catastrophe Risk Management	Corporate	Total
Revenues	($ in thousands)
Gross premiums written	$347,495	$12,003	$—	$359,498
Gross premiums ceded	(150)	—	—	(150)
Net premiums written	347,345	12,003	—	359,348
Change in net unearned premium reserves	(96,069)	(2,319)	—	(98,388)
Net premiums earned	251,276	9,684	—	260,960
Expenses
Loss and loss adjustment expenses incurred, net	150,789	(6)	—	150,783
Acquisition costs, net	92,477	854	—	93,331
General and administrative expenses	17,020	2,160	10,518	29,698
Total expenses	260,286	3,008	10,518	273,812
Net underwriting loss	(9,010)	n/a	n/a	n/a
Net investment income	13,458	943	77,671	92,072
Other expenses	(4,789)	—	—	(4,789)
Income tax expense	—	—	(3,917)	(3,917)
Segment income (loss) including non-controlling interests	(341)	7,619	63,236	70,514
Segment income attributable to non-controlling interests	—	(3,854)	(1,586)	(5,440)
Segment income (loss)	$(341)	$3,765	$61,650	$65,074

Property and Casualty Reinsurance - Underwriting Ratios:
Loss ratio (1)	60.0%
Acquisition cost ratio (2)	36.8%
Composite ratio (3)	96.8%
General and administrative expense ratio (4)	6.8%
Combined ratio (5)	103.6%

(1)	Loss ratio is calculated by dividing loss and loss adjustment expenses incurred, net by net premiums earned.

(2)	Acquisition cost ratio is calculated by dividing acquisition costs, net by net premiums earned.

(3)	Composite ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net and acquisition costs, net by net premiums earned.

(4)	General and administrative expense ratio is calculated by dividing general and administrative expenses related to underwriting activities by net premiums earned.

(5)
Combined ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net, acquisition costs, net and general and administrative expenses related to underwriting activities by net premiums earned.

(6)
Effective January 1, 2014, the Company modified the presentation of its operating segments to allocate net investment income from float to the Property and Casualty Reinsurance segment. Prior period segment results have been adjusted to conform to this presentation.

	Nine months ended September 30, 2013
	Property and Casualty Reinsurance (6)	Catastrophe Risk Management	Corporate	Total
Revenues	($ in thousands)
Gross premiums written	$231,229	$8,431	$—	$239,660
Gross premiums ceded	(9,975)	—	—	(9,975)
Net premiums written	221,254	8,431	—	229,685
Change in net unearned premium reserves	(65,408)	(2,120)	—	(67,528)
Net premiums earned	155,846	6,311	—	162,157
Expenses
Loss and loss adjustment expenses incurred, net	103,291	388	—	103,679
Acquisition costs, net	48,353	758	—	49,111
General and administrative expenses	16,265	2,721	5,085	24,071
Total expenses	167,909	3,867	5,085	176,861
Net underwriting loss	(12,063)	n/a	n/a	n/a
Net investment income	15,128	3,210	150,466	168,804
Other expenses	(2,675)	—	—	(2,675)
Segment income including non-controlling interests	390	5,654	145,381	151,425
Segment income attributable to non-controlling interests	—	(3,027)	(1,175)	(4,202)
Segment income	$390	$2,627	$144,206	$147,223

Property and Casualty Reinsurance - Underwriting Ratios:
Loss ratio (1)	66.3%
Acquisition cost ratio (2)	31.0%
Composite ratio (3)	97.3%
General and administrative expense ratio (4)	10.4%
Combined ratio (5)	107.7%

(1)	Loss ratio is calculated by dividing loss and loss adjustment expenses incurred, net by net premiums earned.

(2)	Acquisition cost ratio is calculated by dividing acquisition costs, net by net premiums earned.

(3)	Composite ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net and acquisition costs, net by net premiums earned.

(4)	General and administrative expense ratio is calculated by dividing general and administrative expenses related to underwriting activities by net premiums earned.

(5)
Combined ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net, acquisition costs, net and general and administrative expenses related to underwriting activities by net premiums earned.

(6)
Effective January 1, 2014, the Company modified the presentation of its operating segments to allocate net investment income from float to the Property and Casualty Reinsurance segment. Prior period segment results have been adjusted to conform to this presentation.

For the three months ended September 30, 2014, three contracts each contributed greater than 10.0% of total gross premiums written. These three contracts contributed 60.5%, 31.8% and 14.1%, respectively, of total gross premiums written for the three months ended September 30, 2014. For the three months ended September 30, 2013, four contracts each contributed greater than 10% of total gross premiums written. These four contracts contributed 61.0%, 22.0%, 13.1% and 12.3%, respectively, of total gross premiums written for the three months ended September 30, 2013.
For the nine months ended September 30, 2014, three contracts each contributed greater than 10.0% of total gross premiums written. These three contracts contributed 29.2%, 12.4% and 11.2%, respectively, of total gross premiums written for the nine months ended September 30, 2014. For the nine months ended September 30, 2013, four contracts contributed greater than 10% of total gross premiums written. These four contracts contributed 18.8%, 14.6%, 11.6% and 11.5%, respectively, of total gross premiums written for the nine months ended September 30, 2013.

The following table provides a breakdown of the Company’s gross premiums written by line of business for the three and nine months ended September 30, 2014 and 2013:

	For the three months ended
	September 30, 2014		September 30, 2013
	($ in thousands)
Property	$(2,810)	(2.2)%	$(1,603)	(3.5)%
Casualty	128,469	101.6%	9,426	20.7%
Specialty	(728)	(0.6)%	35,891	79.0%
Total property and casualty reinsurance	124,931	98.8%	43,714	96.2%
Catastrophe risk management	1,472	1.2%	1,711	3.8%
	$126,403	100.0%	$45,425	100.0%

	For the nine months ended
	September 30, 2014		September 30, 2013
	($ in thousands)
Property	$78,577	21.9%	$26,635	11.1%
Casualty	244,235	67.9%	111,021	46.4%
Specialty	24,683	6.9%	93,573	39.0%
Total property and casualty reinsurance	347,495	96.7%	231,229	96.5%
Catastrophe risk management	12,003	3.3%	8,431	3.5%
	$359,498	100.0%	$239,660	100.0%
The following table provides a breakdown of the Company’s gross premiums written by prospective and retroactive reinsurance contracts for the three and nine months ended September 30, 2014 and 2013:

	For the three months ended				For the nine months ended
	September 30, 2014		September 30, 2013		September 30, 2014		September 30, 2013
	($ in thousands)
Prospective	$126,403	100.0%	$27,981	61.6%	$356,822	99.3%	$199,916	83.4%
Retroactive	—	—%	17,444	38.4%	2,676	0.7%	39,744	16.6%
	$126,403	100.0%	$45,425	100.0%	$359,498	100.0%	$239,660	100.0%

The Company records the gross premium written and earned at the inception of the contract for retroactive reinsurance contracts.
Substantially all of the Company's business is sourced through reinsurance brokers. The following table provides a breakdown of the Company's gross premiums written from brokers for the nine months ended September 30, 2014 and 2013:

	2014		2013
	($ in thousands)
Guy Carpenter & Company, LLC	$91,567	25.5%	$(11,927)	(5.0)%
Willis Re	55,589	15.5%	13,421	5.6%
Aon Benfield - a division of Aon plc	54,072	15.0%	91,349	38.2%
Advocate Reinsurance Partners, LLC	51,002	14.2%	26,000	10.8%
Stonehill Reinsurance Partners, LLC	44,744	12.4%	—	—%
TigerRisk Partners LLC	13,852	3.9%	10,472	4.4%
BMS Intermediaries	—	—%	46,095	19.2%
Other brokers	3,203	0.9%	7,545	3.1%
Total broker placed	314,029	87.4%	182,955	76.3%
Direct placements	45,469	12.6%	56,705	23.7%
	$359,498	100.0%	$239,660	100.0%

The following table provides a breakdown of the Company’s gross premiums written by domicile of the ceding companies for the three and nine months September 30, 2014 and 2013:

	For the three months ended				For the nine months ended
	September 30, 2014		September 30, 2013		September 30, 2014		September 30, 2013
	($ in thousands)
United States	$85,686	67.7%	$7,665	16.9%	$288,420	80.3%	$151,314	63.1%
United Kingdom	(812)	(0.6)%	—	—%	24,600	6.8%	—	—%
Bermuda	41,529	32.9%	37,760	83.1%	46,478	12.9%	86,946	36.3%
Other	—	—%	—	—%	—	—%	1,400	0.6%
	$126,403	100.0%	$45,425	100.0%	$359,498	100.0%	$239,660	100.0%

Segment reporting
The determination of the Company’s business segments is based on the manner in which management monitors the performance of its operations. The Company reports two operating segments – Property and Casualty Reinsurance and Catastrophe Risk Management. The Company has also identified a corporate function that includes the Company’s investment results and certain general and administrative expenses related to corporate activities.
The following is a summary of the Company’s operating segments results for the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013
	Property and Casualty Reinsurance	Catastrophe Risk Management	Corporate	Total
Revenues	($ in thousands)
Gross premiums written	$393,588	$8,349	$—	$401,937
Gross premiums ceded	(9,975)	—	—	(9,975)
Net premiums written	383,613	8,349	—	391,962
Change in net unearned premium reserves	(171,006)	(289)	—	(171,295)
Net premiums earned	212,607	8,060	—	220,667
Net investment income	—	4,421	248,782	253,203
Total revenues	212,607	12,481	248,782	473,870
Expenses
Loss and loss adjustment expenses incurred, net	139,616	196	—	139,812
Acquisition costs, net	66,981	963	—	67,944
General and administrative expenses	21,838	3,852	7,346	33,036
Total expenses	228,435	5,011	7,346	240,792
Underwriting loss	(15,828)	n/a	n/a	n/a
Income including non-controlling interests	n/a	7,470	241,436	233,078
Income attributable to non-controlling interests	n/a	(4,046)	(1,721)	(5,767)
Net income (loss)	$(15,828)	$3,424	$239,715	$227,311

Property and Casualty Reinsurance - Underwriting Ratios:
Loss ratio (1)	65.7%
Acquisition cost ratio (2)	31.5%
General and administrative expense ratio (3)	10.3%
Combined ratio (4)	107.5%

(1)	Loss ratio is calculated by dividing loss and loss adjustment expenses incurred, net by net premiums earned.

(2)	Acquisition cost ratio is calculated by dividing acquisition costs, net by net premiums earned.

(3)	General and administrative expense ratio is calculated by dividing general and administrative expenses related to underwriting activities by net premiums earned.

(4)
Combined ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net, acquisition costs, net and general and administrative expenses related to underwriting activities by net premiums earned.

	Year Ended December 31, 2012
	Property and Casualty Reinsurance	Catastrophe Risk Management	Corporate	Total
Revenues	($ in thousands)
Gross premiums written	$190,374	$—	$—	$190,374
Gross premiums ceded	—	—	—	—
Net premiums written	190,374	—	—	190,374
Change in net unearned premium reserves	(93,893)	—	—	(93,893)
Net premiums earned	96,481	—	—	96,481
Net investment income	—	—	136,422	136,422
Total revenues	96,481	—	136,422	232,903
Expenses
Loss and loss adjustment expenses incurred, net	80,306	—	—	80,306
Acquisition costs, net	24,604	—	—	24,604
General and administrative expenses	20,290	1,534	5,552	27,376
Total expenses	125,200	1,534	5,552	132,286
Underwriting loss	(28,719)	n/a	n/a	n/a
Income (loss) including non-controlling interests	n/a	(1,534)	130,870	100,617
Income attributable to non-controlling interests	n/a	—	(1,216)	(1,216)
Net income (loss)	$(28,719)	$(1,534)	$129,654	$99,401

Property and Casualty Reinsurance - Underwriting Ratios:

Loss ratio (1)	83.2%
Acquisition cost ratio (2)	25.5%
General and administrative expense ratio (3)	21.0%
Combined ratio (4)	129.7%

(1)	Loss ratio is calculated by dividing loss and loss adjustment expenses incurred, net by net premiums earned.

(2)	Acquisition cost ratio is calculated by dividing acquisition costs, net by net premiums earned.

(3)	General and administrative expense ratio is calculated by dividing general and administrative expenses related to underwriting activities by net premiums earned.

(4)
Combined ratio is calculated by dividing the sum of loss and loss adjustment expenses incurred, net, acquisition costs, net and general and administrative expenses related to underwriting activities by net premiums earned.

For the year ended December 31, 2013, three contracts individually contributed greater than 10% of total gross premiums written. These three contracts individually contributed 14.9%, 11.2% and 10.5%, respectively, of total gross premiums written for the year ended December 31, 2013. For the year ended December 31, 2012, three contracts each contributed greater than 10% of total gross premiums written. These three contracts contributed 22.3%, 20.0% and 11.8%, respectively, of total gross premiums written for the year ended December 31, 2012.

The following table provides a breakdown of the Company’s gross premiums written by line of business for the years ended December 31, 2013 and 2012:

	2013		2012
	($ in thousands)
Property	$67,612	16.8%	$103,174	54.2%
Casualty	210,017	52.2%	44,700	23.5%
Specialty	115,959	28.9%	42,500	22.3%
Total property and casualty reinsurance	393,588	97.9%	190,374	100.0%
Catastrophe risk management	8,349	2.1%	—	—%
	$401,937	100.0%	$190,374	100.0%
The following table provides a breakdown of the Company’s gross premiums written by prospective and retroactive reinsurance contracts for the years ended December 31, 2013 and 2012:

	2013		2012
	($ in thousands)
Prospective	$362,151	90.1%	$190,374	100.0%
Retroactive	39,786	9.9%	—	—%
	$401,937	100.0%	$190,374	100.0%

The Company records the gross premium written and earned at the inception of the contract for retroactive reinsurance contracts.
Substantially all of the Company’s business is sourced through reinsurance brokers. The following table provides a breakdown of the Company’s gross premiums written from brokers for the years ended December 31, 2013 and 2012:

	2013		2012
	($ in thousands)
Aon Benfield - a division of Aon plc	$111,865	27.8%	$22,000	11.6%
Guy Carpenter & Company, LLC	89,125	22.2%	65,073	34.2%
Advocate Reinsurance Partners, LLC	57,994	14.4%	22,473	11.8%
BMS Intermediaries	46,095	11.5%	5,269	2.8%
Other brokers	40,246	10.0%	33,059	17.4%
Total broker placed	345,325	85.9%	147,874	77.8%
Other	56,612	14.1%	42,500	22.2%
	$401,937	100.0%	$190,374	100.0%

The following table provides a breakdown of the Company’s gross premiums written by domicile of the ceding companies for the years ended December 31, 2013 and 2012 :

	2013		2012
	($ in thousands)
United States	$304,141	75.7%	$190,374	100.0%
Bermuda	96,396	24.0%	—	—%
Other	1,400	0.3%	—	—%
	$401,937	100.0%	$190,374	100.0%